JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 53.9%
Fixed Income — 17.6%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	37,204	317,719
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,932	23,161
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,963	23,229
JPMorgan High Yield Fund Class R6 Shares (a)	5,551	40,575
JPMorgan Income Fund Class R6 Shares (a)	1,824	17,332

Total Fixed Income		422,016

International Equity — 7.5%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	8,741	179,444

U.S. Equity — 28.8%
JPMorgan Equity Index Fund Class R6 Shares (a)	10,580	693,083

TOTAL INVESTMENT COMPANIES (Cost $1,076,189)		1,294,543

EXCHANGE-TRADED FUNDS — 40.2%
Alternative Assets — 4.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	1,095	105,265

Fixed Income — 5.5%
JPMorgan High Yield Research Enhanced ETF (a)	1,197	62,309
JPMorgan U.S. Aggregate Bond ETF (a)	1,268	68,826

Total Fixed Income		131,135

International Equity — 22.0%
JPMorgan BetaBuilders International Equity ETF (a)	8,965	527,582

U.S. Equity — 8.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,179	103,412
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,108	71,128
JPMorgan U.S. Value Factor ETF (a)	682	24,229

Total U.S. Equity		198,769

TOTAL EXCHANGE-TRADED FUNDS (Cost $846,062)		962,751

	Principal Amount ($000)
CORPORATE BONDS — 1.4%
Aerospace & Defense — 0.2%
BAE Systems plc (United Kingdom)
3.40%, 4/15/2030 (b)	400	432
Boeing Co. (The)
2.70%, 2/1/2027	594	614
L3Harris Technologies, Inc.
1.80%, 1/15/2031	40	39
Leidos, Inc.
2.30%, 2/15/2031	7	7
Northrop Grumman Corp.
5.15%, 5/1/2040	37	48
3.85%, 4/15/2045	106	121
Raytheon Technologies Corp.
2.25%, 7/1/2030	80	81
3.75%, 11/1/2046	52	58
2.82%, 9/1/2051	70	66

		1,466

Automobiles — 0.0% (c)
Daimler Finance North America LLC (Germany)
1.45%, 3/2/2026 (b)	150	151
Hyundai Capital America
3.00%, 2/10/2027 (b)	200	210
2.38%, 10/15/2027 (b)	198	201

		562

Banks — 0.4%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (b) (d)	200	199
AIB Group plc (Ireland)
4.75%, 10/12/2023 (b)	400	430
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (b)	200	224
Banco Santander SA (Spain)
2.75%, 12/3/2030	200	199
Bank of America Corp.
4.00%, 1/22/2025	338	368
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	106	105
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	278	306
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	224	216
Bank of Montreal (Canada)
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (d)	62	66
Barclays plc (United Kingdom)
3.65%, 3/16/2025	400	430
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (b) (d)	200	199
Citigroup, Inc.
3.88%, 3/26/2025	290	314
(SOFR + 0.77%), 1.12%, 1/28/2027 (d)	200	197

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (d)	100	109
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (d)	88	101
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	400	436
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (d)	200	199
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	400	400
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	200	200
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	184	205
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	200	229
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	400	432
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (b) (d)	250	252
Wells Fargo & Co.
4.30%, 7/22/2027	344	391
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	18	18
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	44	44

		6,269

Beverages — 0.0% (c)
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.75%, 7/15/2042	378	407
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	60	65
3.80%, 5/1/2050	58	65

		537

Biotechnology — 0.0% (c)
AbbVie, Inc.
3.20%, 11/21/2029	198	213
4.05%, 11/21/2039	392	450
Amgen, Inc.
3.15%, 2/21/2040	96	97
Biogen, Inc.
2.25%, 5/1/2030	52	52
3.15%, 5/1/2050	40	38
Gilead Sciences, Inc.
1.65%, 10/1/2030	90	86
2.60%, 10/1/2040	52	50
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	88	84

		1,070

Building Products — 0.0% (c)
Masco Corp.
2.00%, 10/1/2030	88	85

Capital Markets — 0.2%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	114	119
Credit Suisse Group AG (Switzerland)
4.28%, 1/9/2028 (b)	500	556
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	300	305
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (d)	145	145
4.25%, 10/21/2025	290	320
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	75	75
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	105	116
(SOFR + 1.25%), 2.38%, 7/21/2032 (d)	80	79
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (d)	70	80
Morgan Stanley
5.00%, 11/24/2025	400	458
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (d)	88	106
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	40	42
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (d)	200	195

		2,596

Chemicals — 0.0% (c)
DuPont de Nemours, Inc.
5.32%, 11/15/2038	70	90
International Flavors & Fragrances, Inc.
3.47%, 12/1/2050 (b)	66	69
LYB International Finance III LLC
1.25%, 10/1/2025	30	30

		189

Construction & Engineering — 0.0% (c)
Quanta Services, Inc.
2.35%, 1/15/2032	75	73

Construction Materials — 0.0% (c)
Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030	92	94

Consumer Finance — 0.0% (c)
AerCap Ireland Capital DAC (Ireland)
4.63%, 10/15/2027	300	334

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	259	290
2.53%, 11/18/2027 (b)	369	364
Capital One Financial Corp.
3.80%, 1/31/2028	102	113
General Motors Financial Co., Inc.
2.70%, 6/10/2031	90	90

		1,191

Containers & Packaging — 0.0% (c)
Graphic Packaging International LLC
1.51%, 4/15/2026 (b)	49	49

Diversified Financial Services — 0.0% (c)
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	400	479
Hutchison Whampoa International 14 Ltd. (United Kingdom)
3.63%, 10/31/2024 (b)	250	271
Shell International Finance BV (Netherlands)
2.38%, 11/7/2029	100	104
3.13%, 11/7/2049	52	54

		908

Diversified Telecommunication Services — 0.0% (c)
AT&T, Inc.
2.30%, 6/1/2027	128	132
2.75%, 6/1/2031	168	174
3.50%, 6/1/2041	128	131
3.55%, 9/15/2055	50	49
Verizon Communications, Inc.
2.10%, 3/22/2028	60	61
3.15%, 3/22/2030	124	133
2.65%, 11/20/2040	44	41
3.85%, 11/1/2042	162	178

		899

Electric Utilities — 0.2%
Duke Energy Corp.
3.40%, 6/15/2029	100	108
Duke Energy Progress LLC
2.90%, 8/15/2051	40	39
Duquesne Light Holdings, Inc.
2.78%, 1/7/2032 (b)	20	20
Edison International
5.75%, 6/15/2027	76	88
Emera US Finance LP (Canada)
4.75%, 6/15/2046	52	61
Enel Finance International NV (Italy)
3.63%, 5/25/2027 (b)	400	443
Entergy Louisiana LLC
4.00%, 3/15/2033	40	46
Evergy, Inc.
2.90%, 9/15/2029	96	101
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (b)	44	51
Fortis, Inc. (Canada)
3.06%, 10/4/2026	70	75
Indiana Michigan Power Co.
3.25%, 5/1/2051	55	57
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	30	31
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	44	48
Massachusetts Electric Co.
4.00%, 8/15/2046 (b)	13	14
New England Power Co. (United Kingdom)
2.81%, 10/6/2050 (b)	62	58
NRG Energy, Inc.
2.45%, 12/2/2027 (b)	118	120
OGE Energy Corp.
0.70%, 5/26/2023	30	30
Oklahoma Gas and Electric Co.
0.55%, 5/26/2023	35	35
Pacific Gas and Electric Co.
1.37%, 3/10/2023	115	115
3.75%, 8/15/2042 (e)	62	56
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	40	39
Series C, 4.13%, 3/1/2048	30	33

		1,668

Electrical Equipment — 0.0% (c)
Eaton Corp.
4.15%, 11/2/2042	70	82

Energy Equipment & Services — 0.0% (c)
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	66	72
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (b)	66	73

		145

Entertainment — 0.0% (c)
Walt Disney Co. (The)
2.65%, 1/13/2031	90	94
3.50%, 5/13/2040	84	93

		187

Equity Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	102	111
American Tower Corp.
1.88%, 10/15/2030	256	247
3.10%, 6/15/2050	27	26
2.95%, 1/15/2051	17	16
Brixmor Operating Partnership LP
2.25%, 4/1/2028	40	40
2.50%, 8/16/2031	20	20
Corporate Office Properties LP
2.75%, 4/15/2031	54	55
Crown Castle International Corp.
3.10%, 11/15/2029	96	101
CubeSmart LP
2.00%, 2/15/2031	102	99
Digital Realty Trust LP
3.70%, 8/15/2027	90	100
Equinix, Inc.
2.90%, 11/18/2026	70	74
2.00%, 5/15/2028	89	89
Federal Realty Investment Trust
1.25%, 2/15/2026	70	69

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Healthcare Trust of America Holdings LP
2.00%, 3/15/2031	88	84
Healthpeak Properties, Inc.
2.88%, 1/15/2031	96	100
Life Storage LP
2.40%, 10/15/2031	60	59
Mid-America Apartments LP
3.60%, 6/1/2027	105	116
Office Properties Income Trust
2.65%, 6/15/2026	60	61
2.40%, 2/1/2027	75	74
Sabra Health Care LP
3.20%, 12/1/2031	45	44
Scentre Group Trust 1 (Australia)
3.63%, 1/28/2026 (b)	158	171
UDR, Inc.
2.10%, 8/1/2032	88	84
WP Carey, Inc.
4.25%, 10/1/2026	26	29
2.40%, 2/1/2031	36	36

		1,905

Food & Staples Retailing — 0.0% (c)
7-Eleven, Inc.
0.63%, 2/10/2023 (b)	120	120
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (b)	96	100
3.44%, 5/13/2041 (b)	60	62
3.63%, 5/13/2051 (b)	65	67
Kroger Co. (The)
3.95%, 1/15/2050	58	66
Sysco Corp.
2.40%, 2/15/2030	132	134

		549

Food Products — 0.0% (c)
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	75	76
Conagra Brands, Inc.
1.38%, 11/1/2027	90	88
Mondelez International, Inc.
1.88%, 10/15/2032	60	58
Smithfield Foods, Inc.
3.00%, 10/15/2030 (b)	118	118

		340

Gas Utilities — 0.0% (c)
Atmos Energy Corp.
0.63%, 3/9/2023	20	20
2.85%, 2/15/2052	45	43
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	40	38

		101

Health Care Equipment & Supplies — 0.0% (c)
Becton Dickinson and Co.
3.79%, 5/20/2050	52	58
Boston Scientific Corp.
4.00%, 3/1/2029	40	45
4.55%, 3/1/2039	36	44
DH Europe Finance II SARL
3.25%, 11/15/2039	30	32
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030	102	112

		291

Health Care Providers & Services — 0.0% (c)
Anthem, Inc.
2.25%, 5/15/2030	100	100
Banner Health
1.90%, 1/1/2031	100	99
Children’s Hospital of Philadelphia (The)
Series 2020, 2.70%, 7/1/2050	70	68
CommonSpirit Health
2.78%, 10/1/2030	74	76
CVS Health Corp.
2.70%, 8/21/2040	92	88
HCA, Inc.
5.25%, 6/15/2026	224	257
3.50%, 7/15/2051	50	50
Piedmont Healthcare, Inc.
2.86%, 1/1/2052	45	44
Quest Diagnostics, Inc.
2.80%, 6/30/2031	70	73
Universal Health Services, Inc.
2.65%, 1/15/2032 (b)	45	45

		900

Hotels, Restaurants & Leisure — 0.0% (c)
Starbucks Corp.
3.35%, 3/12/2050	52	54

Household Durables — 0.0% (c)
Lennar Corp.
5.00%, 6/15/2027	155	179
MDC Holdings, Inc.
3.97%, 8/6/2061	55	53

		232

Household Products — 0.0% (c)
Kimberly-Clark Corp.
3.70%, 6/1/2043	35	39

Independent Power and Renewable Electricity Producers — 0.0% (c)
Alexander Funding Trust
1.84%, 11/15/2023 (b)	198	202
Exelon Generation Co. LLC
3.25%, 6/1/2025	194	207
5.75%, 10/1/2041	40	49
Southern Power Co.
5.15%, 9/15/2041	74	90

		548

Industrial Conglomerates — 0.0% (c)
General Electric Co.
3.45%, 5/1/2027	96	105
Roper Technologies, Inc.
1.75%, 2/15/2031	90	86

		191

Insurance — 0.0% (c)
American International Group, Inc.
3.40%, 6/30/2030	66	72
4.38%, 6/30/2050	74	90

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Athene Global Funding
2.75%, 6/25/2024 (b)	92	97
Brown & Brown, Inc.
2.38%, 3/15/2031	92	92
F&G Global Funding
1.75%, 6/30/2026 (b)	40	40
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	106	119
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (b)	40	40
Teachers Insurance & Annuity Association of America
3.30%, 5/15/2050 (b)	96	101

		651

Internet & Direct Marketing Retail — 0.0% (c)
eBay, Inc.
2.60%, 5/10/2031	160	163

IT Services — 0.0% (c)
CGI, Inc. (Canada)
1.45%, 9/14/2026 (b)	42	42
2.30%, 9/14/2031 (b)	75	72
Global Payments, Inc.
3.20%, 8/15/2029	30	32

		146

Life Sciences Tools & Services — 0.0% (c)
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	70	68

Machinery — 0.0% (c)
Otis Worldwide Corp.
3.11%, 2/15/2040	66	68

Media — 0.0% (c)
Charter Communications Operating LLC
2.25%, 1/15/2029 (f)	35	35
2.80%, 4/1/2031	162	162
3.50%, 3/1/2042 (f)	35	34
3.70%, 4/1/2051	96	93
Comcast Corp.
1.50%, 2/15/2031	200	190
3.25%, 11/1/2039	84	89
Cox Communications, Inc.
1.80%, 10/1/2030 (b)	60	58
2.95%, 10/1/2050 (b)	44	41
Discovery Communications LLC
3.63%, 5/15/2030	88	95
ViacomCBS, Inc.
4.00%, 1/15/2026	60	66
4.38%, 3/15/2043	52	59
5.85%, 9/1/2043	50	69

		991

Metals & Mining — 0.0% (c)
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (b)	400	429
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	96	94
Steel Dynamics, Inc.
1.65%, 10/15/2027	60	59
Teck Resources Ltd. (Canada)
6.25%, 7/15/2041	40	53
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	96	99

		734

Multiline Retail — 0.0% (c)
Kohl’s Corp.
3.38%, 5/1/2031	74	76
Nordstrom, Inc.
4.25%, 8/1/2031	80	81

		157

Multi—Utilities — 0.0% (c)
Berkshire Hathaway Energy Co.
2.85%, 5/15/2051	44	42
CenterPoint Energy, Inc.
1.45%, 6/1/2026	44	44
Consumers Energy Co.
3.25%, 8/15/2046	30	31
Puget Energy, Inc.
2.38%, 6/15/2028 (b)	54	54
San Diego Gas & Electric Co.
2.95%, 8/15/2051	70	70
WEC Energy Group, Inc.
1.38%, 10/15/2027	44	43

		284

Oil, Gas & Consumable Fuels — 0.2%
BP Capital Markets America, Inc.
3.63%, 4/6/2030	158	176
2.77%, 11/10/2050	44	41
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	75	85
Chevron Corp.
2.98%, 5/11/2040	96	99
Diamondback Energy, Inc.
3.25%, 12/1/2026	96	103
Enable Midstream Partners LP
3.90%, 5/15/2024 (e)	190	201
4.40%, 3/15/2027	90	100
5.00%, 5/15/2044 (e)	105	115
Energy Transfer LP
3.90%, 7/15/2026	146	159
Exxon Mobil Corp.
3.00%, 8/16/2039	146	151
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	40	41
4.32%, 12/30/2039 (b)	30	31
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	198	203
HollyFrontier Corp.
2.63%, 10/1/2023	22	23
5.88%, 4/1/2026	90	103
MPLX LP
2.65%, 8/15/2030	88	88
4.50%, 4/15/2038	52	58
NGPL PipeCo LLC
3.25%, 7/15/2031 (b)	40	41
ONEOK, Inc.
2.20%, 9/15/2025	88	90

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Phillips 66 Partners LP
3.55%, 10/1/2026	44	47
Pioneer Natural Resources Co.
1.90%, 8/15/2030	58	55
Plains All American Pipeline LP
4.65%, 10/15/2025	150	166
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	102	116
Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (b)	88	91
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	96	98
TransCanada PipeLines Ltd. (Canada)
4.10%, 4/15/2030	102	116

		2,597

Pharmaceuticals — 0.0% (c)
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	260	247
Royalty Pharma plc
1.75%, 9/2/2027	20	20
3.30%, 9/2/2040	40	39
3.55%, 9/2/2050	26	26
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	400	407
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	60	66
Viatris, Inc.
3.85%, 6/22/2040 (b)	96	103

		908

Professional Services — 0.0% (c)
IHS Markit Ltd.
4.25%, 5/1/2029	70	80

Road & Rail — 0.0% (c)
Kansas City Southern
4.70%, 5/1/2048	37	46
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (b)	106	105
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (b)	150	150
Union Pacific Corp.
3.55%, 8/15/2039	70	78

		379

Semiconductors & Semiconductor Equipment — 0.0% (c)
Analog Devices, Inc.
2.80%, 10/1/2041	46	46
Broadcom, Inc.
4.15%, 11/15/2030	338	374
3.19%, 11/15/2036 (b)	18	18
KLA Corp.
3.30%, 3/1/2050	20	21
Microchip Technology, Inc.
0.98%, 9/1/2024 (b)	75	75
NXP BV (China)
2.50%, 5/11/2031 (b)	70	71
3.25%, 5/11/2041 (b)	75	77
Xilinx, Inc.
2.38%, 6/1/2030	45	46

		728

Software — 0.0% (c)
Citrix Systems, Inc.
1.25%, 3/1/2026	15	15
Oracle Corp.
2.30%, 3/25/2028	25	26
2.95%, 4/1/2030	124	130
3.80%, 11/15/2037	124	133
VMware, Inc.
1.40%, 8/15/2026	83	83
4.70%, 5/15/2030	84	99

		486

Specialty Retail — 0.0% (c)
Lowe’s Cos., Inc.
1.70%, 9/15/2028	66	65
1.70%, 10/15/2030	40	38
3.70%, 4/15/2046	102	112
O’Reilly Automotive, Inc.
3.90%, 6/1/2029	106	119
Tractor Supply Co.
1.75%, 11/1/2030	100	96

		430

Technology Hardware, Storage & Peripherals — 0.0% (c)
Apple, Inc.
3.45%, 2/9/2045	128	142
2.70%, 8/5/2051	50	48
Dell International LLC
6.20%, 7/15/2030	246	315

		505

Thrifts & Mortgage Finance — 0.0% (c)
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (d)	250	250

Tobacco — 0.0% (c)
Altria Group, Inc.
2.45%, 2/4/2032	70	67
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	92	91
4.39%, 8/15/2037	20	21
3.73%, 9/25/2040	96	93

		272

Trading Companies & Distributors — 0.0% (c)
Air Lease Corp.
2.88%, 1/15/2026	50	52
1.88%, 8/17/2026	210	210

		262

Wireless Telecommunication Services — 0.0% (c)
T-Mobile USA, Inc.
2.55%, 2/15/2031	212	213
3.00%, 2/15/2041	128	124

		337

TOTAL CORPORATE BONDS (Cost $34,201)		33,716

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds
1.13%, 5/15/2040	550	475
1.13%, 8/15/2040	737	634
1.38%, 11/15/2040	1,482	1,331
1.88%, 2/15/2041	775	758
2.25%, 5/15/2041	61	63
2.25%, 8/15/2046	195	201
1.25%, 5/15/2050	30	25
1.38%, 8/15/2050	2,020	1,705
1.63%, 11/15/2050	2,174	1,954
1.88%, 2/15/2051	165	157
U.S. Treasury Notes
1.38%, 1/31/2022 (g)	6,690	6,720
0.13%, 1/15/2024	4,386	4,363
0.13%, 2/15/2024	2,795	2,779
0.50%, 2/28/2026	4,267	4,195
0.63%, 12/31/2027	2,137	2,062
1.13%, 2/29/2028	1,225	1,217
1.25%, 3/31/2028	415	415
1.00%, 7/31/2028	305	299
0.88%, 11/15/2030	716	679
1.13%, 2/15/2031	1,375	1,332
1.63%, 5/15/2031	110	111
U.S. Treasury STRIPS Bonds
1.01%, 8/15/2026 (h)	515	489
1.13%, 5/15/2027 (h)	525	490

TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,788)		32,454

ASSET-BACKED SECURITIES — 0.8%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (b)	158	158
Series 2021-A, Class B, 1.79%, 4/15/2027 (b)	185	186
ACC Trust
Series 2021-1, Class B, 1.43%, 7/22/2024 (b)	145	145
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	125	125
Affirm Asset Securitization Trust
Series 2021-A, Class A, 0.88%, 8/15/2025 (b)	220	220
Ajax Mortgage Loan Trust
Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (b) (e)	208	207
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	170	171
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	136	137
Series 2016-3, Class AA, 3.00%, 10/15/2028	180	180
Series 2019-1, Class AA, 3.15%, 2/15/2032	138	139
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	167	168
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (b)	225	226
CarNow Auto Receivables Trust
Series 2021-1A, Class A, 0.97%, 10/15/2024 (b)	211	211
CF Hippolyta LLC
Series 2021-1A, Class A1, 1.53%, 3/15/2061 (b)	243	244
CPS Auto Receivables Trust
Series 2021-A, Class A, 0.35%, 1/16/2024 (b)	60	60
Series 2021-A, Class B, 0.61%, 2/18/2025 (b)	135	135
Series 2021-A, Class C, 0.83%, 9/15/2026 (b)	450	450
Series 2021-B, Class C, 1.23%, 3/15/2027 (b)	140	140
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	380	381
Series 2021-3A, Class A, 1.00%, 5/15/2030 (b)	250	250
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	229	229
Crossroads Asset Trust
Series 2021-A, Class A1, 0.37%, 12/20/2021 (b)	5	5
Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	155	155
Series 2021-A, Class B, 1.12%, 6/20/2025 ‡ (b)	155	155
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	265	264
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	131	131
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 3/15/2023	3	3
DT Auto Owner Trust
Series 2021-2A, Class C, 1.10%, 2/16/2027 (b)	295	296
Exeter Automobile Receivables Trust
Series 2021-1A, Class A3, 0.34%, 3/15/2024	90	90

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021-1A, Class B, 0.50%, 2/18/2025	225	225
Series 2021-1A, Class C, 0.74%, 1/15/2026	350	351
Series 2021-2A, Class C, 0.98%, 6/15/2026	165	165
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	391	391
Finance of America HECM Buyout
Series 2021-HB1, Class A, 0.88%, 2/25/2031 ‡ (b) (i)	147	147
Flagship Credit Auto Trust
Series 2021-2, Class A, 0.37%, 12/15/2026 (b)	355	354
Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	100	100
FREED ABS Trust
Series 2021-1CP, Class A, 0.66%, 3/20/2028 (b)	47	48
Series 2021-2, Class A, 0.68%, 6/19/2028 (b)	83	83
Series 2021-2, Class B, 1.03%, 6/19/2028 ‡ (b)	175	176
GLS Auto Receivables Trust
Series 2021-2A, Class B, 0.77%, 9/15/2025 (b)	205	205
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	22	23
Lakeview CDO LLC
1.83%, 11/10/2032 ‡ (i)	37	37
2.33%, 11/10/2032 ‡ (i)	100	100
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A, 1.00%, 12/15/2028 (b)	374	374
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (b)	100	100
Series 2021-B, Class A, 1.11%, 2/15/2029 (b)	330	330
Series 2021-B, Class B, 1.68%, 2/15/2029 (b)	120	120
LL ABS Trust
Series 2021-1A, Class A, 1.07%, 5/15/2029 (b)	130	130
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	195	197
Marlette Funding Trust
Series 2021-1A, Class A, 0.60%, 6/16/2031 (b)	75	75
Series 2021-1A, Class B, 1.00%, 6/16/2031 ‡ (b)	170	171
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	235	236
Series 2021-1A, Class B, 2.33%, 3/20/2026 (b)	245	243
Mission Lane Credit Card Master Trust
Series 2021-A, Class A, 1.59%, 9/15/2026 (b)	195	195
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (b)	299	298
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	295	296
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	335	336
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (b)	161	161
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (b)	118	118
Series 2021-A, Class B, 1.76%, 3/8/2028 ‡ (b)	370	371
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	425	425
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	594	596
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	362	362
Series 2021-3, Class A, 1.15%, 5/15/2029 (b)	348	348
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (e)	356	357
Progress Residential Trust
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 ‡ (b)	453	452
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	185	185
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (b)	187	187
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	349	349
Tricolor Auto Securitization Trust
Series 2021-1A, Class B, 1.00%, 6/17/2024 (b)	180	180
Series 2021-1A, Class C, 1.33%, 9/16/2024 (b)	180	180
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	85	84
Series 2016-2, Class A, 3.10%, 10/7/2028	39	39
Series 2018-1, Class A, 3.70%, 3/1/2030	107	109

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
United Auto Credit Securitization Trust
Series 2021-1, Class C, 0.84%, 6/10/2026 (b)	180	180
Upstart Securitization Trust
Series 2021-1, Class A, 0.87%, 3/20/2031 (b)	149	149
US Auto Funding
Series 2021-1A, Class B, 1.49%, 3/17/2025 (b)	105	105
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (e)	119	120
Veros Auto Receivables Trust
Series 2021-1, Class A, 0.92%, 10/15/2026 (b)	166	166
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (e)	125	125
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (e)	413	414
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (e)	354	354
VOLT XCIX LLC
Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (e)	276	277
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (e)	255	255
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (e)	270	271
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	341	341
Westlake Automobile Receivables Trust
Series 2021-1A, Class C, 0.95%, 3/16/2026 (b)	315	316

TOTAL ASSET-BACKED SECURITIES (Cost $18,319)		18,343

MORTGAGE-BACKED SECURITIES — 0.7%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	111	120
Pool # QA6772, 3.50%, 1/1/2050	832	900
Pool # RA4224, 3.00%, 11/1/2050	231	245
Pool # QB8503, 2.50%, 2/1/2051	262	270
FNMA UMBS, 30 Year
Pool # BO1362, 4.00%, 6/1/2049	132	143
Pool # FM3118, 3.00%, 5/1/2050	199	213
Pool # BR4318, 3.00%, 1/1/2051	401	422
Pool # BQ8009, 4.00%, 2/1/2051	630	701
Pool # BQ8010, 4.00%, 2/1/2051	661	723
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	119	132
Pool # BL2588, 2.97%, 8/1/2026	290	312
Pool # AM3010, 5.07%, 3/1/2028	111	131
Pool # AM5319, 4.34%, 1/1/2029	97	111
Pool # BL3774, 2.77%, 8/1/2031	100	108
Pool # BL3648, 2.85%, 8/1/2031	100	109
Pool # BL3700, 2.92%, 8/1/2031	100	109
Pool # BF0230, 5.50%, 1/1/2058	326	389
Pool # BF0497, 3.00%, 7/1/2060	181	193
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 10/25/2036 (f)	420	433
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 10/25/2051 (f)	1,020	1,052
TBA, 2.50%, 12/25/2051 (f)	2,105	2,161
GNMA II, 30 Year
Pool # 783525, 4.50%, 12/20/2031	33	36
Pool # 784602, 4.00%, 5/20/2038	117	125
Pool # BS8546, 2.50%, 12/20/2050	366	383
Pool # 785294, 3.50%, 1/20/2051	392	431
Pool # CA8452, 3.00%, 2/20/2051	469	503
Pool # CA9005, 3.00%, 2/20/2051	405	437
Pool # CB1543, 3.00%, 2/20/2051	322	342
Pool # CA3588, 3.50%, 2/20/2051	307	331
Pool # CB1536, 3.50%, 2/20/2051	787	857
Pool # CB1542, 3.00%, 3/20/2051	404	430
Pool # CB4433, 3.00%, 3/20/2051	670	701

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # CC0070, 3.00%, 3/20/2051	59	62
Pool # CC8726, 3.00%, 3/20/2051	74	81
Pool # CC8738, 3.00%, 3/20/2051	89	96
Pool # CC8723, 3.50%, 3/20/2051	793	861
Pool # CC0088, 4.00%, 3/20/2051	72	78
Pool # CC0092, 4.00%, 3/20/2051	86	93
Pool # CC8727, 3.00%, 4/20/2051	134	142
Pool # CC8739, 3.00%, 4/20/2051	312	335
Pool # CC8740, 3.00%, 4/20/2051	283	302
Pool # CC8751, 3.00%, 4/20/2051	64	69
Pool # CE9911, 3.00%, 7/20/2051	164	175
Pool # CE9913, 3.00%, 7/20/2051	90	96
Pool # CE9914, 3.00%, 7/20/2051	90	95
Pool # CE9915, 3.00%, 7/20/2051	179	190
Pool # CA3563, 3.50%, 7/20/2051	334	365
Pool # CE2586, 3.50%, 7/20/2051	364	396

TOTAL MORTGAGE-BACKED SECURITIES (Cost $17,067)		16,989

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Bayview Finance LLC
0.00%, 7/12/2033 ‡	247	247
Bayview Financing Trust
Series 2021-2F, Class M1, 1.60%, 12/31/2049 ‡ (b) (i)	17	17
Bayview Opportunity Master Fund Trust
Series 2014-1SBC, 1.60%, 1/10/2031 ‡ (i)	43	43
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	250	249
CFMT LLC
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (i)	243	243
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (i)	242	243
FNMA Trust, Whole Loan
Series 2002-W8, Class A1, 6.50%, 6/25/2042	97	110
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	208	235
Series 2002-T4, Class A1, 6.50%, 12/25/2041	23	27
FNMA, REMIC
Series 2017-35, Class VA, 4.00%, 7/25/2028	157	168
Series 2018-72, Class VB, 3.50%, 10/25/2031	351	377
Series 2011-41, Class KA, 4.00%, 1/25/2041	20	20
Series 2019-7, Class CA, 3.50%, 11/25/2057	490	521
FNMA, REMIC Trust, Whole Loan
Series 2002-W3, Class A4, 6.50%, 11/25/2041	196	224
GNMA
Series 2015-H16, Class FG, 0.53%, 7/20/2065 (i)	85	86
Series 2021-H14, Class YD, 8.72%, 6/20/2071 (i)	195	262
Legacy Mortgage Asset Trust
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (e)	107	107
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (i)	340	339
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (b) (i)	435	436
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	265	281
Series 2018-2, Class M55D, 4.00%, 11/25/2057	428	463
Series 2018-4, Class M55D, 4.00%, 3/25/2058	70	75
Series 2019-2, Class M55D, 4.00%, 8/25/2058	370	402
Series 2019-3, Class M55D, 4.00%, 10/25/2058	368	401
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (i)	414	422
ZH Trust
Series 2021-1, Class A, 2.25%, 2/18/2027 (b)	100	100
Series 2021-2, Class A, 2.35%, 10/17/2027 (b)	225	225

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,280)		6,323

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 0.92%, 12/18/2037 (b) (i)	240	239
Series 2021-FL4, Class AS, 1.19%, 12/18/2037 (b) (i)	115	115
BPR Trust
Series 2021-KEN, Class A, 1.33%, 2/15/2029 (b) (i)	220	220
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 1.85%, 7/25/2041 (b) (i)	185	185
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	171	169
Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (i)	881	118
FREMF Mortgage Trust
Series 2016-K56, Class B, 4.08%, 6/25/2049 (b) (i)	85	93
Series 2016-K722, Class B, 3.99%, 7/25/2049 (b) (i)	45	47
Series 2016-K58, Class B, 3.87%, 9/25/2049 (b) (i)	465	506
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	195	202

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,900)		1,894

FOREIGN GOVERNMENT SECURITIES — 0.0% (c)
United Mexican States (Mexico)
2.66%, 5/24/2031 (Cost $399)	400	386

	Shares (000)
SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (j) (Cost $50,339)	50,339	50,339

Total Investments — 100.9% (Cost $2,083,544)		2,417,738
Liabilities in Excess of Other Assets — (0.9)%		(21,955)

Net Assets — 100.0%		2,395,783

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2021.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	The rate shown is the effective yield as of September 30, 2021.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2021.
(j)	The rate shown is the current yield as of September 30, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	254	12/2021	EUR	11,839	(396)
FTSE 100 Index	63	12/2021	GBP	5,978	1
S&P 500 E-Mini Index	348	12/2021	USD	74,864	(2,547)

					(2,942)

Short Contracts
U.S. Treasury 10 Year Note	(249)	12/2021	USD	(32,798)	322

					(2,620)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$15,716	$2,627	$18,343
Collateralized Mortgage Obligations	—	6,016	307	6,323
Commercial Mortgage-Backed Securities	—	1,894	—	1,894
Corporate Bonds	—	33,716	—	33,716
Exchange-Traded Funds	962,751	—	—	962,751
Foreign Government Securities	—	386	—	386
Investment Companies	1,294,543	—	—	1,294,543
Mortgage-Backed Securities	—	16,989	—	16,989
U.S. Treasury Obligations	—	32,454	—	32,454
Short-Term Investments
Investment Companies	50,339	—	—	50,339

Total Investments in Securities	$2,307,633	$107,171	$2,934	$2,417,738

Appreciation in Other Financial Instruments
Futures Contracts	$323	$—	$—	$323
Depreciation in Other Financial Instruments
Futures Contracts	(2,943)	—	—	(2,943)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(2,620)	$—	$—	$(2,620)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$519,020	$16,980	$—	$—	$(8,418)	$527,582	8,965	$2,930		$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	104,627	3,582	3,517	518	55	105,265	1,095	698		—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	105,721	3,941	3,590	(35)	(2,625)	103,412	1,179	249		—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	71,138	3,649	—	—	(3,659)	71,128	1,108	210		—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	311,843	7,412	—	—	(1,536)	317,719	37,204	2,010		—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	23,365	263	—	—	(467)	23,161	2,932	264		—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	172,471	22,939	—	—	(15,966)	179,444	8,741	—		—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	23,390	426	—	—	(587)	23,229	2,963	426		—
JPMorgan Equity Index Fund Class R6 Shares (a)	601,666	92,353	—	—	(936)	693,083	10,580	2,154		—
JPMorgan High Yield Fund Class R6 Shares (a)	40,194	490	—	—	(109)	40,575	5,551	490		—
JPMorgan High Yield Research Enhanced ETF (a)	55,973	6,628	—	—	(292)	62,309	1,197	635		—
JPMorgan Income Fund Class R6 Shares (a)	17,272	169	—	—	(109)	17,332	1,824	168		—
JPMorgan Managed Income Fund Class L Shares (a)	607	—	607	2	(2)	—	—	—	(b)	—
JPMorgan U.S. Aggregate Bond ETF (a)	65,412	3,687	—	—	(273)	68,826	1,268	224		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (c)	42,915	133,009	125,585	—	—	50,339	50,339	3		—
JPMorgan U.S. Value Factor ETF (a)	120,078	—	96,041	2,687	(2,495)	24,229	682	390		—

Total	$2,275,692	$295,528	$229,340	$3,172	$(37,419)	$2,307,633		$10,851		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2021.